WARRANTS	6 Months Ended
Jun. 30, 2014
WARRANTS
8.	WARRANTS

As discussed in the Company’s 2013 Form 10-K, warrants were issued pursuant to an agreement with Fields Texas. Pursuant to the terms of the Fields warrant agreement, the strike price as of June 30, 2014 was adjusted from $9.05 to $3.77. During the six months ended June 30, 2014, 8,130,813 warrants were issued in connection with the January Private Placement and February Private Placement and 511,465 additional warrants were issued to placement agents for advisory services. The warrants issued in connection with each of the January Private Placement and February Private Placement contain a provision which could adjust the strike price based on certain future events and are thus considered to be liabilities. As of June 30, 2014, warrants outstanding are as follows:

	Warrants	Warrant Liability		Loss/(gain) recognized on fair value adjustment
December 31, 2013	7,075,000	$16,600,500	(1)
Fair value adjustment	—	8,728,000		$8,728,000	(3)

	7,075,000	25,328,500

Issued:
Fields Texas and FTX	10,605,140	37,854,928	(2)	37,854,928	(4)
Other advisory warrants	2,932,344	7,781,685		7,781,685	(4)
January and February Private Placements	5,475,000	18,582,000		(12,405,900)	(5)
Warrants issued with common stock	165,934	431,491		(50,824)	(5)
Exercised:
Fields Texas	(631,238)	(3,118,313)		—	(6)

June 30, 2014	25,622,180	$86,860,291		$41,907,889

(1)	Warrants as of December 31, 2013 represent warrants issued to Fields Texas pursuant to a strategic partnership agreement.
(2)	Additional warrants represent 9,702,806 warrants issued pursuant to the anti-dilution provisions of warrants issued during 2013, 833,333 warrants issued for 2014 advisory services and 69,000 of warrants issued for additional advisory services.
(3)	Includes $859,390 related to warrants issued to William Fields pursuant to his role as a director of the Company included in selling, general and administrative expense and $7,868,610 included in advisory agreement warrant expense in the accompanying statements of operations and comprehensive (loss) income.
(4)	Included in advisory agreement warrant expense in the accompanying statements of operations and comprehensive (loss) income.
(5)	Warrants represent warrants issued with the January Private Placement and February Private Placement as well as the warrants issued in conjunction with the private placement of common stock and included in warrant fair value adjustments, net in the accompanying statements of operations and comprehensive (loss) income.
(6)	Represents the cashless exercise of warrants for 404,500 shares of common stock.

Included in Note 11 are the fair value adjustments related to the advisory agreement warrants, the warrants issued in connection with the 2014 Private Placements and the warrants issued to William Fields as follows:

Advisory agreement warrants	$53,505,222
Warrants issued with private placements	(12,456,723)
Selling, general, and administrative	859,390

$41,907,889

A binomial model is used to compute the fair value of the warrants. In order to calculate the fair value of the warrants, certain assumptions are made regarding components of the model. As of June 30, 2014, significant assumptions include the estimated $6.62 fair value of the underlying common stock, the risk-free interest rate ranging from 1.43% to 1.71% and volatility of 38%. Changes to the assumptions could cause significant adjustments to the valuation.

The fair value of the underlying common stock was determined based on the traded price of the Company’s stock with a marketability discount of 25%. The risk-free interest rate is based on the yield of U.S. treasury bonds over the expected term. The expected stock volatility is based on historical common stock prices for comparable publicly traded companies over a period commensurate with the life of the instrument.